UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:

/s/ R. Daniel Beckham              San Francisco, CA   November _13, 2007

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      1,278,693 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER      TITLE               VALUE             SH/   PUT/   INV.   OTHER  VOTING
                    OF      CUSIP       X1000   SHARES    PRN   CALL   DISC   MGR    AUTH
                    CLASS
                                                                                     SOLE
FOCUS MEDIA HLDG    COMMON  34415V109   110747  1908780   SH           Sole          1908780
LTD                 STOCKS
GIGAMEDIA LTD       NASDAQ  Y2711Y104   105075  6502178   SH           Sole          6502178
                    OTC
                    ISSUES
ADVENT SOFTWARE     NASDAQ  007974108   127556  2715698   SH           Sole          2715698
INC                 OTC
                    ISSUES
AMERICAN TOWER SYS  COMMON  029912201   130108  2988242   SH           Sole          2988242
CORP                STOCKS
APPLIED MATERIALS   NASDAQ  038222105   9770    472000    SH           Sole          472000
INC                 OTC
                    ISSUES
BED BATH & BEYOND   CALL    075896100   7848    230000    SH    CALL   Sole          230000
INC                 OPTIONS
BROADCOM CORP       CALL    111320107   10932   300000    SH    CALL   Sole          300000
                    OPTIONS
Baidu Com Inc       COMMON  056752108   109940  379561    SH           Sole          379561
                    STOCKS
CHINA FINANCE       NASDAQ  169379104   324     10000     SH           Sole          10000
ONLINE CO           OTC
                    ISSUES
CROWN CASTLE INTL   NASDAQ  228227104   54011   1329328   SH           Sole          1329328
CORP                OTC
                    ISSUES
F5 NETWORKS INC     CALL    315616102   7438    200000    SH    CALL   Sole          200000
                    OPTIONS
FU JI FOOD AND      NASDAQ  G3685B104   13962   4542000   SH           Sole          4542000
CATERING            OTC
                    ISSUES
GARTNER GROUP INC   COMMON  366651107   75441   3084266   SH           Sole          3084266
NEW-CL A            STOCKS
GATEHOUSE MEDIA     COMMON  367348109   17407   1365246   SH           Sole          1365246
INC                 STOCKS
INFINERA CORP       NASDAQ  45667G103   20696   1027116   SH           Sole          1027116
                    OTC
                    ISSUES
ISILON SYS INC      NASDAQ  46432L104   3757    487926    SH           Sole          487926
                    OTC
                    ISSUES
LAMAR ADVERTISING   NASDAQ  512815101   112218  2291567   SH           Sole          2291567
CO-CL A             OTC
                    ISSUES
LATTICE             NASDAQ  518415104   7838    1745589   SH           Sole          1745589
SEMICONDUCTOR CORP  OTC
                    ISSUES
LAWSON SOFTWARE     NASDAQ  52078P102   40855   4081384   SH           Sole          4081384
INC                 OTC
                    ISSUES
LEAP WIRELSS INTL   COMMON  521863308   113416  1393825   SH           Sole          1393825
INC                 STOCKS
LODGENET            NASDAQ  540211109   37972   1497308   SH           Sole          1497308
ENTERTAINMENT CORP  OTC
                    ISSUES
NUANCE              NASDAQ  67020Y100   17461   904224    SH           Sole          904224
COMMUNICATIONS INC  OTC
                    ISSUES
ORASCOM TELECOM S   NASDAQ  4007739     50094   765961    SH           Sole          765961
A E                 OTC
                    ISSUES

RED HAT INC         CALL    756577102   5166    260000    SH    CALL   Sole          260000
                    OPTIONS
SAIC INC            NASDAQ  78390X101   41825   2179499   SH           Sole          2179499
                    OTC
                    ISSUES
SEMICONDUCTOR       CALL    816636203   19533   510000    SH    CALL   Sole          510000
HOLDRS TR           OPTIONS
SIRF TECHNOLOGY     CALL    82967H101   5551    260000    SH    CALL   Sole          260000
HOLDINGS INC        OPTIONS
SOLERA HOLDINGS     COMMON  83421A104   21752   1209100   SH           Sole          1209100
INC                 STOCKS


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